RECLAMATION BONDS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
RECLAMATION BONDS [Text Block]

6. RECLAMATION BONDS

At June 30, 2012 and March 31, 2012, reclamation bonds and deposits were as follows:

	June 30,	March 31,
	2012	2012
Reclamation bonds & deposits	$2,898,359	$2,839,559
Total	$2,898,359	$2,839,559

On June 30, 2012 the Company had $2,878,941 (March 31, 2012 - $2,820,141) on deposit to support performance bonds with the United States Forest Service. The Company also has a deposit with the Bureau of Land Management (“BLM”) for $19,418 (March 31, 2012 - $19,418), which partially supports its potential future obligations for reclamation during the Company’s exploration activities within the BLM area. These bonds are required in connection with the construction and further development of the Borealis Project and to perform infill drilling.

7. RECLAMATION BONDS

At March 31, 2012 and March 31, 2011, reclamation bonds and deposits were as follows:

	March 31,	March 31,
	2012	2011
Reclamation bonds & deposits	$2,839,559	$225,893
Total	$2,839,559	$225,893

On March 31, 2012 the Company had $2,820,141 (March 31, 2011 - $216,885) on deposit to support performance bonds with the United States Forest Service. The United States Forest Service reclamation bonds were increased during year ended March 31, 2012, by $2,603,256. The Company also has a deposit with the Bureau of Land Management (“BLM”) for $19,418 (March 31, 2011 - $9,008), which partially supports its potential future obligations for reclamation during the Company’s exploration activities within the BLM area. These bonds are required in connection with the construction of the Borealis Project and to perform infill drilling.